Common, subordinated and preferred units - Movements (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common units public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	18,028,786	17,944,701	17,648,844
Awards to non-employee directors as compensation for directors' fees	3,882	8,944	8,840
ATM program		53,160	253,106
Ending Balance	18,050,941	18,028,786	17,944,701
Common units public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	7,764	2,236	2,210
Common units public [Member] | Non-employee director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	3,882
Common units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	15,257,498	2,101,438	2,116,060
Subordinated units converted to common units		13,156,060
Ending Balance	15,257,498	15,257,498	2,101,438
Subordinated unit Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance		13,156,060	13,156,060
Subordinated units converted to common units		(13,156,060)
Ending Balance			13,156,060
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	6,625,590	6,129,070	4,600,000
ATM program	126,743	496,520	1,529,070
Ending Balance	6,752,333	6,625,590	6,129,070
Phantom Share Units (PSUs) [Member] | Common units public [Member]
Common And Subordinated Units [Line Items]
Phantom units issued	6,627	19,745	17,079
Units issued to staff at Hegh LNG [Member] | Common units public [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG			14,622
Units issued to staff at Hegh LNG [Member] | Common units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG			(14,622)